FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 27, 2012

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE: Form N-14

FEDERATED TOTAL RETURN SERIES, INC.

Federated Total Return Bond Fund (the “Fund”)

1933 Act File No. 33-50773

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for Federated Total Returns Series, Inc. (“Trust” or “Corporation”).

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Intermediate Term Income Fund a portfolio of the Performance Funds Trust will transfer substantially all of its assets to the Fund, in exchange for shares of the Fund.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Corporation acknowledges the staff’s view that: the Corporation is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Corporation may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As indicated on the Facing Page of the Registration Statement, the Registrant has specified that it is to become effective on July 27, 2012, pursuant to Rule 488. Information in this filing that is bracketed will be revised to add or update the bracketed information. The bracketed information is not available to be included in the filing at this time. The Registrant does not believe the additions or updates will be material in nature.

We would appreciate receiving any comments you may have by July 13, 2012. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-4827.

Very truly yours,

/s/ Heidi Loeffert

Heidi Loeffert

Paralegal